UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-44660

                             Monetta Fund, Inc.
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               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60187-8133
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               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60187-8133
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
                                                           --------------

                     Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: September 30, 2006
                                               ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS


MONETTA FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
sEPTEMBER 30, 2006




COMMON STOCK - 96.6%                                                                      MARKET VALUE
NUMBER OF SHARES

Aerospace/Defense - 3.9%
   10,400   General Dynamics Corp.                                                            $745,368
    8,800   Lockheed Martin Corp.                                                              757,328
   10,000   United Technologies Corp.                                                          633,500
                                                                                        --------------
                                                                                             2,136,196
Agriculture - 1.6%
   23,000   Archer-Daniels-Midland Co.                                                         871,240


Airlines - 2.0%
  *25,000   AMR Corp.                                                                          578,500
   30,000   Southwest Airlines Co.                                                             499,800
                                                                                        --------------
                                                                                             1,078,300
Auto Manufacturers - 1.0%
    5,000   Toyota Motor Corp. - SP ADR                                                        544,500


Banks - 3.1%
   18,500   U.S. Bancorp                                                                       614,570
   30,000   Wells Fargo & Co.                                                                1,085,400
                                                                                        --------------
                                                                                             1,699,970
Biotechnology - 1.9%
  *15,000   Amgen, Inc.                                                                      1,072,950


Building Materials - 2.1%
   10,000   Cemex S.A. - SP ADR (b)                                                            300,800
   14,000   Eagle Materials, Inc.                                                              471,520
   15,000   Masco Corp.                                                                        411,300
                                                                                        --------------
                                                                                             1,183,620
Chemicals - 0.8%
    4,000   Potash Corp. of Saskatchewan, Inc.                                                 416,760


Commercial Services - 2.8%
   *7,500   Corrections Corp of America                                                        324,375
  *17,000   Euronet Worldwide, Inc.                                                            417,350
  *45,000   Home Solutions of America, Inc.                                                    246,600
   10,000   McKesson Corp.                                                                     527,200
                                                                                        --------------
                                                                                             1,515,525
Computers - 1.9%
  *18,000   Rackable Systems, Inc.                                                             492,660
  *10,000   SanDisk Corp.                                                                      535,400
                                                                                        --------------
                                                                                             1,028,060
Cosmetics/Personal Care - 1.1%
   10,000   Proctor & Gamble Co.                                                               619,800


Country Funds/Closed-End - 1.0%
   12,000   Morgan Stanley India Investment Fund, Inc.                                         555,600


Diversified Financial Services - 5.5%
    1,000   Chicago Mercantile Exchange Holdings, Inc.                                         478,250
    5,000   The Goldman Sachs Group, Inc.                                                      845,850
  *20,000   Nasdaq Stock Market, Inc.                                                          604,800
   30,000   The Charles Schwab Corp.                                                           537,000
    9,000   UBS AG                                                                             533,790
                                                                                        --------------
                                                                                             2,999,690
Electric - 0.5%
   10,000   Duke Energy Corp.                                                                  302,000

Electrical Component & Equipment - 0.7%
  *10,000   Energy Conversion Devices, Inc.                                                    370,400


Electronics - 1.8%
   15,000   Applera Corp. - Applied Biosystems Group                                           496,650
   10,000   Garmin Ltd.                                                                        487,800
                                                                                        --------------
                                                                                               984,450

Entertainment - 1.1%
    8,000   Int'l Game Technology                                                              332,000
   *7,000   Penn National Gaming, Inc.                                                         255,640
                                                                                        --------------
                                                                                               587,640
Food - 0.5%
   10,000   Tootsie Roll Industries, Inc.                                                      293,100

Healthcare-Products - 6.4%
    6,000   Alcon, Inc.                                                                        687,000
   12,000   Baxter Int'l, Inc.                                                                 545,520
   *5,000   Intuitive Surgical, Inc.                                                           527,250
   10,000   Johnson & Johnson                                                                  649,400
   12,000   Medtronic, Inc.                                                                    557,280
  *15,000   St. Jude Medical, Inc.                                                             529,350
                                                                                        --------------
                                                                                             3,495,800
Healthcare-Services - 3.1%
   *5,000   Laboratory Corp. of America Holdings                                               327,850
    8,000   Quest Diagnostics, Inc.                                                            489,280
   18,000   UnitedHealth Group, Inc.                                                           885,600
                                                                                        --------------
                                                                                             1,702,730
Insurance - 1.7%
   10,000   The Allstate Corp.                                                                 627,300
    5,000   American Int'l Group, Inc.                                                         331,300
                                                                                        --------------
                                                                                               958,600
Internet - 3.0%
  *10,000   Akamai Technologies, Inc.                                                          499,900
   *1,500   Google, Inc. - CL A                                                                602,850
  *25,000   Symantec Corp.                                                                     532,000
                                                                                        --------------
                                                                                             1,634,750
Iron/Steel - 2.5%
    6,000   Allegheny Technologies, Inc.                                                       373,140
   20,000   Nucor Corp.                                                                        989,800
                                                                                        --------------
                                                                                             1,362,940
Leisure Time - 0.6%
   *7,000   Life Time Fitness, Inc.                                                            324,030


Lodging - 1.7%
   *8,000   Las Vegas Sands Corp.                                                              546,800
   10,000   Marriott Int'l - CL A                                                              386,400
                                                                                        --------------
                                                                                               933,200
Machinery-Construction & Mining - 2.9%
    6,000   Caterpillar, Inc.                                                                  394,800
   20,000   Joy Global, Inc.                                                                   752,200
  *10,000   Terex Corp.                                                                        452,200
                                                                                        --------------
                                                                                             1,599,200
Machinery-Diversified - 1.1%
    7,000   Deere & Co.                                                                        587,370


Media - 3.8%
  *14,000   Comcast Corp. - CL A                                                               515,900
   15,000   News Corp. - CL B                                                                  309,600
   40,000   The Walt Disney Co.                                                              1,236,400
                                                                                        --------------
                                                                                             2,061,900
Metal Fabricate/Hardware - 2.3%
   16,000   Commercial Metals Co.                                                              325,280
   15,000   Precision Castparts Corp.                                                          947,400
                                                                                        --------------
                                                                                             1,272,680
Mining - 3.2%
   15,000   Barrick Gold Corp.                                                                 460,800
   20,000   Goldcorp, Inc.                                                                     472,000
   10,000   Phelps Dodge Corp.                                                                 847,000
                                                                                        --------------
                                                                                             1,779,800
Miscellaneous Manufacturing - 2.1%
   15,000   General Electric Co.                                                               529,500
   20,000   Trinity Industries, Inc.                                                           643,400
                                                                                        --------------
                                                                                             1,172,900
Oil & Gas - 2.3%
   10,000   Chesapeake Energy Corp.                                                            289,800
  *18,000   Southwestern Energy Co.                                                            537,660
    8,000   Valero Energy Corp.                                                                411,760
                                                                                        --------------
                                                                                             1,239,220
Oil & Gas Services - 3.8%
   20,000   Halliburton Co.                                                                    569,000
  *10,000   National-Oilwell Varco, Inc.                                                       585,500
   15,000   Schlumberger Ltd.                                                                  930,450
                                                                                        --------------
                                                                                             2,084,950
Pharmaceuticals - 3.6%
    9,000   Cardinal Health, Inc.                                                              591,660
   *8,000   Express Scripts, Inc.                                                              603,920
   *5,000   Gilead Sciences, Inc.                                                              343,500
   *7,000   Medco Health Solutions, Inc.                                                       420,770
      *89   OSI Pharmaceuticals, Inc. - RT (c)                                                       6
                                                                                        --------------
                                                                                             1,959,856
Pipelines - 0.6%
   25,000   El Paso Corp.                                                                      341,000


Real Estate - 0.7%
  *15,000   CB Richard Ellis Group, Inc.                                                       369,000


Retail - 3.2%
   12,000   McDonald's Corp.                                                                   469,440
   10,000   Target Corp.                                                                       552,500
   15,000   Wal-Mart Stores, Inc.                                                              739,800
                                                                                        --------------
                                                                                             1,761,740

Semiconductors - 2.1%
  *25,000   Advanced Micro Devices, Inc.                                                       621,250
  *15,000   MEMC Electronics Materials, Inc.                                                   549,450
                                                                                        --------------
                                                                                             1,170,700
Software - 1.9%
  *20,000   Activision, Inc.                                                                   302,000
  *10,000   BMC Software, Inc.                                                                 272,200
  *20,000   Trident Microsystems, Inc.                                                         465,200
                                                                                        --------------
                                                                                             1,039,400
Telecommunications - 7.2%
   15,000   America Movil S.A. de C.V. - ADR Series L (b)                                      590,550
  *10,000   American Tower Corp. - CL A                                                        365,000
  *20,000   Atheros Communications                                                             362,600
  *25,000   Cisco Systems, Inc.                                                                575,000
  *10,000   Crown Castle Int'l Corp.                                                           352,400
  *60,000   Level 3 Communications, Inc.                                                       321,000
   30,000   Motorola, Inc.                                                                     750,000
  *10,000   NII Holdings, Inc.                                                                 621,600
                                                                                        --------------
                                                                                             3,938,150
Transportation - 3.5%
    6,000   Burlington Northern Santa Fe Corp.                                                 440,640
   13,400   CSX Corp.                                                                          439,922
    6,000   FedEx Corp.                                                                        652,080
   15,000   UTI Worldwide, Inc.                                                                419,550
                                                                                        --------------
                                                                                             1,952,192

                                                                                        --------------
TOTAL COMMON STOCK                                                                          53,001,909
  (COST $47,174,162)(a)


VARIABLE DEMAND NOTES - 3.7%
PRINCIPAL AMOUNT
  482,900   American Family Financial Services Co. - 4.943%                                    482,900
1,568,400   Wisconsin Corp. Central Credit Union  - 4.994%                                   1,568,400

                                                                                        --------------
TOTAL VARIABLE DEMAND NOTES                                                                  2,051,300
  (COST $2,051,300)(a)

                                                                                        --------------
TOTAL INVESTMENTS - 100.3%                                                                  55,053,209
  (COST $49,225,462)(a)

OTHER Net ASSETS LESS LIABILITIES - (0.3%)                                                    (164,092)
                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                    $54,889,117
                                                                                        ==============
        /



(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $7,151,461 and the aggregate gross unrealized depreciation is $1,323,714, resulting in net unrealized appreciation of $5,827,747.

(b) American Depository Receipt (ADR)

(c) Right (RT) - security giving the holder the entitlement to purchase new shares issued by the corporation, at a specified price within a specified period of time.

*  Non-income producing security.


ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b)
    under the Exchange Act(17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Funds, Inc.
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By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 27, 2006
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(Registrant) Monetta Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 27, 2006
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 27, 2006
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By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 27, 2006
    ----------------------------------------------------------------------------